Cash and Cash Equivalents:	12 Months Ended
Dec. 31, 2011
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents Disclosure [Text Block]

6. Cash and Cash Equivalents:

Cash consists of cash on deposit and fixed term investments held in several major banks, and cash on hand. The components of cash and cash equivalents were as follows:

	December 31,
(In thousands of U.S. dollars)	2010	2011

HSBC	$7,557	$2,785
Credit Lyonnais	66	-
Credit Agricole	507	630
Other	53	41
Total cash and cash equivalents	$8,184	$3,456